UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		August 13, 2007


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		$ 753,365,815













List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

AMERIS BANCORP            Common       03076K108       20,412  908,431sh         sole                908,431
AMETEK INC                Common       031100100       22,315  562,383sh         sole                562,383
ASTORIA FINANCIAL CORP    Common       046265104       19,754  788,896sh         sole                788,896
BENJAMIN FRANKLIN BANCORP Common       082073107          207   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          540   18,000sh         sole                 18,000
CAPITAL ONE FINANCIAL CORPCommon       14040H105       20,089  256,106sh         sole                256,106
COLONY BANKCORP, INC.     Common       19623P101        6,155  315,887sh         sole                315,887
COMMUNITY CAPITAL CORP.   Common       20363C102          139    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100          274   23,936sh         sole                 23,936
FORD MOTOR COMPANY        Common       345370860       22,9842,439,892sh         sole              2,439,892
FPL GROUP INC.            Common       302571104       27,817  490,253sh         sole                490,253
GENERAL DYNAMICS CORP.    Common       369550108       29,862  381,770sh         sole                381,770
IDEARC INC.               Common       451663108          356   10,083sh         sole                 10,083
INTERNATIONAL BANCSHARES CCommon       459044103       19,372  756,120sh         sole                756,120
MAC-GRAY CORP             Common       554153106       19,4641,272,168sh         sole              1,272,168
MARATHON OIL CORP         Common       565849106       32,513  542,238sh         sole                542,238
NATIONAL CITY CORPORATION Common       635405103       18,810  564,524sh         sole                564,524
NEW ENGLAND BANCSHARES, INCommon       643863202          188   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.     Common       666762109          883   32,340sh         sole                 32,340
PEOPLES BANCORP INC       Common       709789101          591   21,850sh         sole                 21,850
PRAXAIR INC.              Common       74005P104       33,475  464,998sh         sole                464,998
SOUTH FINANCIAL GROUP INC Common       837841105        8,893  392,779sh         sole                392,779
SOUTHWEST BANCORP INC.    Common       844767103       19,960  830,288sh         sole                830,288
SOVEREIGN BANCORP INC     Common       845905108       18,279  864,682sh         sole                864,682
STEWART INFORMATION SERVICCommon       860372101       18,784  471,609sh         sole                471,609
TORO CO                   Common       891092108       21,995  373,497sh         sole                373,497
UNITEDHEALTH GROUP INC    Common       91324P102       18,933  370,217sh         sole                370,217
VERIZON COMMUNICATIONS    Common       92343V104       31,552  766,392sh         sole                766,392
WEBSTER FINANCIAL CORP - CCommon       947890109       20,542  481,418sh         sole                481,418
WELLPOINT INC (NEW)       Common       94973V107       29,150  365,151sh         sole                365,151
WESCO INTERNATIONAL INC   Common       95082P105       29,512  488,211sh         sole                488,211
ABN AMRO HOLDING NV-SP ADRCommon       000937102          497   10,834sh         sole                 10,834
AUTOLIV INC.              Common       052800109       66,7591,173,892sh         sole              1,173,892
BHP BILLITON LTD - SPON ADCommon       088606108       51,888  868,424sh         sole                868,424
CEMEX SA - SPONS ADR PART Common       151290889       77,1722,091,369sh         sole              2,091,369
METHANEX CORPORATION (US SCommon       59151K108        3,280  130,456sh         sole                130,456
SAMSUNG ELECTRONICS COMMONCommon       796050888       20,388   65,874sh         sole                 65,874
SAMSUNG ELECTRONICS PFD N/Common       796050201          119      500sh         sole                    500
SK TELECOM CO LTD ADR     Common       78440P108       19,462  711,582sh         sole                711,582






















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